Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.27%
Auto Parts & Equipment–2.56%
Dana, Inc.	108,727	$2,645,328
Building Products–0.22%
Builders FirstSource, Inc.(b)	5,000	231,850
Communications Equipment–0.24%
Ciena Corp.(b)	4,500	246,240
Construction & Engineering–3.48%
AECOM(b)	56,145	3,599,456
Consumer Finance–0.08%
SLM Corp.	4,400	79,068
Distributors–2.27%
LKQ Corp.(b)	55,500	2,349,315
Diversified Banks–6.97%
Citigroup, Inc.	48,072	3,497,238
Wells Fargo & Co.	94,800	3,703,836
		7,201,074
Diversified Chemicals–2.71%
Huntsman Corp.	97,000	2,796,510
Electrical Components & Equipment–2.07%
nVent Electric PLC	76,700	2,140,697
Electronic Manufacturing Services–2.29%
Jabil, Inc.	45,442	2,370,255
Food Distributors–2.87%
US Foods Holding Corp.(b)	77,700	2,961,924
Health Care Services–2.43%
Cigna Corp.	10,400	2,514,096
Hotels, Resorts & Cruise Lines–7.30%
Booking Holdings, Inc.(b)	1,785	4,158,764
Norwegian Cruise Line Holdings Ltd.(b)	5,700	157,263
Travel + Leisure Co.	52,700	3,223,132
		7,539,159
Household Products–2.79%
Energizer Holdings, Inc.	989	46,938
Spectrum Brands Holdings, Inc.	33,409	2,839,765
		2,886,703
Human Resource & Employment Services–3.35%
ManpowerGroup, Inc.	35,000	3,461,500
Industrial Conglomerates–1.80%
Carlisle Cos., Inc.	11,300	1,859,754
Industrial Machinery–2.53%
Crane Co.	27,800	2,610,698
Internet & Direct Marketing Retail–0.42%
Alibaba Group Holding Ltd. (China)(b)	15,200	430,130
Shares		Value
Investment Banking & Brokerage–4.05%
Goldman Sachs Group, Inc. (The)	12,800	$4,185,600
Life & Health Insurance–3.44%
Athene Holding Ltd., Class A(b)	69,400	3,497,760
MetLife, Inc.	917	55,745
		3,553,505
Managed Health Care–5.02%
Anthem, Inc.	9,100	3,266,445
Centene Corp.(b)	30,000	1,917,300
		5,183,745
Oil & Gas Exploration & Production–4.54%
Devon Energy Corp.	23,000	502,550
Diamondback Energy, Inc.	28,600	2,101,814
Pioneer Natural Resources Co.	13,133	2,085,783
		4,690,147
Oil & Gas Refining & Marketing–3.80%
Marathon Petroleum Corp.	50,100	2,679,849
Phillips 66	15,300	1,247,562
		3,927,411
Other Diversified Financial Services–2.76%
Equitable Holdings, Inc.	87,400	2,850,988
Paper Packaging–1.77%
Sealed Air Corp.	40,000	1,832,800
Regional Banks–2.92%
TCF Financial Corp.	64,900	3,015,254
Research & Consulting Services–5.76%
KBR, Inc.	77,900	2,990,581
Nielsen Holdings PLC	117,600	2,957,640
		5,948,221
Specialty Chemicals–3.62%
Axalta Coating Systems Ltd.(b)	70,500	2,085,390
Element Solutions, Inc.	90,500	1,655,245
		3,740,635
Systems Software–3.20%
Oracle Corp.	47,095	3,304,656
Thrifts & Mortgage Finance–3.29%
MGIC Investment Corp.	159,682	2,211,596
Radian Group, Inc.	50,998	1,185,703
		3,397,299
Trading Companies & Distributors–6.72%
AerCap Holdings N.V. (Ireland)(b)	46,200	2,713,788
Univar Solutions, Inc.(b)	150,900	3,250,386
WESCO International, Inc.(b)	11,300	977,789
		6,941,963
Total Common Stocks & Other Equity Interests (Cost $70,137,978)		100,495,981

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Value Opportunities Fund

Shares		Value
Money Market Funds–3.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	1,087,013	$1,087,013
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	843,663	844,001
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	1,242,300	1,242,300
Total Money Market Funds (Cost $3,173,095)		3,173,314
TOTAL INVESTMENTS IN SECURITIES–100.34% (Cost $73,311,073)		103,669,295
OTHER ASSETS LESS LIABILITIES—(0.34)%		(347,063)
NET ASSETS–100.00%		$103,322,232
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$313,458	$2,680,347	$(1,906,792)	$-	$-	$1,087,013	$49
Invesco Liquid Assets Portfolio, Institutional Class	291,432	1,914,535	(1,361,995)	18	11	844,001	40
Invesco Treasury Portfolio, Institutional Class	358,238	3,063,253	(2,179,191)	-	-	1,242,300	18
Total	$963,128	$7,658,135	$(5,447,978)	$18	$11	$3,173,314	$107

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$100,065,851	$430,130	$—	$100,495,981
Money Market Funds	3,173,314	—	—	3,173,314
Total Investments	$103,239,165	$430,130	$—	$103,669,295
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco V.I. American Value Fund (the “Acquiring Fund”).
The reorganization was consummated on April 30, 2021. Upon closing of the reorganization, shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund liquidated and ceased operations.
Invesco V.I. Value Opportunities Fund